RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2021
Related party transactions [abstract]
Disclosure of balances with related parties [Table Text Block]
	December 31,
	2021	2020

Other accounts receivables	$11	$36
Other accounts payables	$875	$-

Disclosure of transactions between related parties [Table Text Block]
	Year ended December 31,
	2021	2020

General and administrative expenses	$1,116	$617

Disclosure of information about key management personnel [Table Text Block]
	Year ended December 31,
	2021	2020

Payroll and related expenses	$2,377	$2,005

Share-based compensation	$5,700	$2,791

Professional fees *)	$1,029	$1,391

*)	Includes payments to shareholders for the years ended 2021 and 2020 of $455 and $534, respectively.